Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(6)	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO Named Executive Officers(7)	Average Compensation Actually Paid to Non-CEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on:		Net Income	3 Year Diluted Earnings Per Share Growth
					Total Shareholder Return	Peer Group Total Shareholder Return(8)
2023(1)	$2,050,626	$(854,147)	$869,035	$(158,823)	$184.29	$131.57	$93,766,695	3.42%
2022(2)(3)	2,259,393	1,409,519	931,885	622,052	199.83	132.75	103,817,138	6.13%
2021(4)	1,919,909	3,544,175	798,633	1,413,929	214.86	168.88	95,732,847	6.11%
2020(5)	1,658,750	(95,717)	688,981	82,264	140.68	122.09	84,337,021	13.96%

Named Executive Officers, Footnote	The CEO in 2023, 2022, 2021 and 2020 was Mr. Findlay.The Non-CEO NEOs in 2023 were Ms. Pruitt, Ms. O'Neill, Mr. Ottinger and Mr. Donovan. The Non-CEO NEOs in 2022, 2021 and 2020 were Ms. Pruitt, Ms. O'Neill, Mr. Ottinger and Mr. Gavin.
Peer Group Issuers, Footnote	The peer group used is the KBW NASDAQ Bank Index.
PEO Total Compensation Amount	$ 2,050,626	$ 2,259,393	$ 1,919,909	$ 1,658,750
PEO Actually Paid Compensation Amount	$ (854,147)	1,409,519	3,544,175	(95,717)
Adjustment To PEO Compensation, Footnote
The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above.

	CEO				Non-CEO Named Executive Officers
Year	2020	2021	2022	2023	2020	2021	2022	2023
Summary Compensation Table Total Compensation	$1,658,750	$1,919,909	$2,259,393	$2,050,626	$688,981	$798,633	$931,885	$869,035
Less Grant Date Fair Value of Stock Awards in Fiscal Year	(711,040)	(905,600)	(1,221,280)	(1,066,080)	(264,418)	(345,260)	(465,613)	(414,269)
Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years and Fiscal Year	(1,043,427)	2,529,866	371,406	(1,838,693)	(342,299)	960,556	155,780	(613,589)
Compensation Actually Paid	(95,717)	3,544,175	1,409,519	(854,147)	82,264	1,413,929	622,052	(158,823)

Non-PEO NEO Average Total Compensation Amount	$ 869,035	931,885	798,633	688,981
Non-PEO NEO Average Compensation Actually Paid Amount	$ (158,823)	622,052	1,413,929	82,264
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above.

	CEO				Non-CEO Named Executive Officers
Year	2020	2021	2022	2023	2020	2021	2022	2023
Summary Compensation Table Total Compensation	$1,658,750	$1,919,909	$2,259,393	$2,050,626	$688,981	$798,633	$931,885	$869,035
Less Grant Date Fair Value of Stock Awards in Fiscal Year	(711,040)	(905,600)	(1,221,280)	(1,066,080)	(264,418)	(345,260)	(465,613)	(414,269)
Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years and Fiscal Year	(1,043,427)	2,529,866	371,406	(1,838,693)	(342,299)	960,556	155,780	(613,589)
Compensation Actually Paid	(95,717)	3,544,175	1,409,519	(854,147)	82,264	1,413,929	622,052	(158,823)

Compensation Actually Paid vs. Total Shareholder Return	PAY VERSUS TSR 2020-2023

■	CAP to PEO	■	Avg. CAP to Other NEOs
	LKFN TSR		Peer TSR

Compensation Actually Paid vs. Net Income	PAY VERSUS NET INCOME 2020-2023

■	Net Income	■	CAP to PEO	■	Avg. CAP to Other NEOs

Compensation Actually Paid vs. Company Selected Measure	PAY VERSUS 3 YEAR DILUTED EPS GROWTH 2020-2023

■	CAP to PEO	■	Avg. CAP to Other NEOs	Diluted EPS Growth

Total Shareholder Return Vs Peer Group	PAY VERSUS TSR 2020-2023

■	CAP to PEO	■	Avg. CAP to Other NEOs
	LKFN TSR		Peer TSR

Tabular List, Table

TABULAR LIST

3 Year Diluted Earnings Per Share Growth	3 Year Revenue Growth	3 Year Average Return on Beginning Equity

Net Income

Total Shareholder Return Amount	$ 184.29	199.83	214.86	140.68
Peer Group Total Shareholder Return Amount	131.57	132.75	168.88	122.09
Net Income (Loss)	$ 93,766,695	$ 103,817,138	$ 95,732,847	$ 84,337,021
Company Selected Measure Amount	0.0342	0.0613	0.0611	0.1396
PEO Name	Mr. Findlay	Mr. Findlay	Mr. Findlay	Mr. Findlay
Additional 402(v) Disclosure	The LTI Plan for the 2023-2025 performance period has an estimated payout at 29%. The LTI Plan for the 2022-2024 performance period has an estimated payout at 68%. The LTI Plan for the 2021-2023 performance period paid out at 118%.The LTI Plan for the 2022-2024 performance period and subsequent periods will be 75% performance-based and 25% time-based.The LTI Plan for the 2022-2024 performance period has an estimated payout at 120%. The LTI Plan for the 2021-2023 performance period has an estimated payout at 143%. The LTI Plan for the 2020-2022 performance period paid out at 118%.The LTI Plan for the 2021-2023 performance period has an estimated payout at 141%. The LTI Plan for the 2020-2022 performance period has an estimated payout at 106%. The LTI Plan for the 2019-2021 performance period paid out at 66%.The LTI Plan for the 2020-2022 performance period has an estimated payout at 64%. The LTI Plan for the 2019-2021 performance period has an estimated payout at 25%. The LTI Plan for the 2018-2020 performance period paid out at 78%
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period Six	0.29
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period Five	0.68	1.20
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period Four	1.18	1.43	1.41
Long-Term Incentive Plan, Performance Based Percentage		0.75
Long-Term Incentive Plan, Time Based Percentage		0.25
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period Three		1.18	1.06	0.64
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period Two			0.66	0.25
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period One				0.78
Measure:: 1
Pay vs Performance Disclosure
Name	3 Year Diluted Earnings Per Share Growth
Measure:: 2
Pay vs Performance Disclosure
Name	3 Year Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	3 Year Average Return on Beginning Equity
PEO | Grant Date Fair Value Of Stock Awards In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,066,080)	$ (1,221,280)	$ (905,600)	$ (711,040)
PEO | Change In Fair Value Of Outstanding And Unvested Stock Awards Granted In Prior Years And Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,838,693)	371,406	2,529,866	(1,043,427)
Non-PEO NEO | Grant Date Fair Value Of Stock Awards In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(414,269)	(465,613)	(345,260)	(264,418)
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Stock Awards Granted In Prior Years And Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (613,589)	$ 155,780	$ 960,556	$ (342,299)